Share Capital and Warrants - Issued and Outstanding - Common Shares (Detail) - Common shares - CAD ($) shares in Thousands, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Number of Common Shares
Outstanding, Beginning of Year (in shares)	1,871,868	1,909,190	1,909,190
Issued Upon Exercise of Warrants (in shares)	3,820	2,610
Issued Under Stock Option Plans (in shares)	5,017	3,679
Purchases of common shares under NCIB (in shares)	(51,235)	(43,611)
Outstanding, End of Period (in shares)	1,829,470		1,871,868
Amount
Outstanding, Beginning of Year	$ 16,031	$ 16,320	$ 16,320
Issued Upon Exercise of Warrants	38	26
Issued Under Stock Option Plans	67	58
Purchase of Common Shares Under NCIB	(439)	$ (373)
Outstanding, End of Period	$ 15,697		$ 16,031